SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Schedule of Capitalized Costs) (Details) $ in Millions	3 Months Ended								7 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / Boe	Dec. 31, 2015 USD ($) $ / Boe		Dec. 31, 2014 USD ($) $ / Boe		Dec. 31, 2013 USD ($)
Supplementary Oil and Gas Information [Abstract]
Properties subject to amortization	$ 24,538					$ 16,547			$ 13,829	$ 24,538		$ 16,547		$ 13,829
Accumulated amortization	(22,276)	[1]				(7,360)	[1]		(1,357)	(22,276)	[1]	(7,360)	[1]	(1,357)
Total	2,262					9,187			12,472	2,262		9,187		12,472
Impairment of Oil and Gas Properties	$ 3,700		$ 3,700	$ 2,700	$ 3,100	$ 3,400		$ 308	$ 0	$ 13,144		$ 3,737		$ 0
Average Depletion Depreciation and Amortization Expense Per Unit of Production | $ / Boe									35.54	33.46		39.74

[1]	Includes charges of $13.1 billion in 2015 and $3.7 billion in 2014 to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules.